LOAN TO EMPLOYEE	9 Months Ended
Mar. 31, 2016
Notes to Financial Statements
LOAN TO EMPLOYEE

4.	LOAN TO EMPLOYEE

On December 4, 2014, the Company loaned $30,000 to an employee of the Company. This loan is non-interest bearing and due on December 31, 2015. The employee pledged 60,000 shares of the Company’s common stock as collateral. On December 28, 2015, the due date of this loan was extended to December 31, 2016.